UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                     ---------

                 Phoenix-Goodwin California Tax Exempt Bond Fund
         ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
         ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------
                     Date of fiscal year end: April 30, 2004
                                              --------------
                    Date of reporting period: April 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Annual Report

[GRAPHIC OMITTED] APRIL 30, 2004

(LOGO)
| GOODWIN |
[GRAPHIC OMITTED]

Phoenix-Goodwin California Tax Exempt Bond Fund


                                [GRAPHIC OMITTED]

                                 DO YOU WANT TO
                                 STOP RECEIVING
                             FUND DOCUMENTS BY MAIL?

                                      GO TO
                             PHOENIXINVESTMENTS.COM,
                               LOG IN AND SIGN UP
                                 FOR E-DELIVERY

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]


DEAR SHAREHOLDER:

      Over the last twelve months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Goodwin California Tax Exempt Bond Fund annual report. We witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Goodwin California Tax Exempt Bond Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 1, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.


          ------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          ------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED APRIL 30, 2004?

A: Class A shares returned 0.71%, and Class B shares earned 0.05%. The Lehman Brothers Municipal Bond Index 1 was up 2.68% for the year, and The Lehman Brothers California Municipal Bond Index 2 rose 2.62% for the 12 months ended April 30, 2004. All return figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE RECENT FISCAL YEAR?

A: The economic environment in the State of California has slowly improved over the past 12 months. After beginning its fiscal year with a budget deficit of approximately $38 billion and uncertainty surrounding the office of Governor, California has rebounded by electing Arnold Schwarzenegger as Governor and slicing its projected budget deficit in half. However, the state still has a long way to go before its budget deficit is eliminated. The state still carries the lowest credit rating of any U.S. state at BBB as measured by Standard & Poors and Baa1 as measured by Moody's Investors Service. While state tax revenues have improved due to the strengthening economy and a very successful one-time taxpayer amnesty program, the Governor's pledge not to raise taxes will challenge the state to make significant spending cuts while shifting an increasing share of its financial burden down to its cities and towns. Investors of California municipal bonds will be watching closely as the state works to reduce its structural deficit problems and improve its credit fundamentals.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: Within the Fund, we continue to maintain a large allocation to higher quality bonds as evidenced by the portfolio's 93% weighting to AAA rated securities (based on current Moody's and S&P ratings). The Fund's emphasis on higher quality bonds has negatively impacted relative performance over the past 12 months as lower quality bonds have significantly outperformed higher quality bonds as the California economy has improved. As a result of the general economic improvement, an increase in tax revenue, and the budget deficit improvements, credit risk premiums for California municipal bonds have migrated lower over the past 12 months. Investors are demanding lower yield premiums on bonds issued from California due to its perceived credit improvement. Consistent with the Fund's high quality approach, the portfolio does not own any tobacco settlement bonds.

Also, over the past 12 months, the municipal yield curve has remained very steep as interest rates generally increased. This steep municipal yield curve has benefited longer maturity bonds relative to intermediate and shorter-term maturity bonds. The portfolio was more exposed to the intermediate segment of the yield curve last year further impacting its return.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: The Fund will continue to focus its attention to higher quality municipal bonds as the risk premium between higher quality and lower quality bonds has narrowed. As the municipal yield curve remains very steep by historical measures, we will look to increase allocation into the longer maturity range of the municipal yield curve. These longer maturity, higher coupon bonds will allow the portfolio to take advantage of the higher yields offered by the steep yield curve. This strategy should also protect the portfolio from a potential flattening in the yield curve should the Federal Reserve begin to remove its accommodative monetary policy and increase the Fed Funds as the economy continues to strengthen and the risks of inflation surface.

                                                                    MAY 30, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BENCHMARK INDEX THAT INCLUDES
  INVESTMENT-GRADE, TAX-EXEMPT, AND FIXED-RATE BONDS WITH LONG-TERM MATURITIES (GREATER THAN TWO YEARS) SELECTED FROM ISSUES LARGER THAN $50 MILLION.

2 THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX IS A MEASURE OF LONG-TERM,
  INVESTMENT-GRADE, TAX-EXEMPT CALIFORNIA MUNICIPAL BOND TOTAL RETURN
  PERFORMANCE.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix-Goodwin California Tax Exempt Bond Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                           PERIODS ENDING 4/30/04
--------------------------------------------------------------------------------


                                                                                               INCEPTION     INCEPTION
                                                            1 YEAR      5 YEARS     10 YEARS   TO 4/30/04       DATE
                                                            ------      -------     --------   ----------    ---------
        Class A Shares at NAV 2                              0.71%       4.50%        5.60%         --             --
        Class A Shares at POP 3                             (4.08)       3.49         5.09          --             --

        Class B Shares at NAV 2                              0.05        3.73           --        4.80%       7/26/94
        Class B Shares with CDSC 4                          (3.80)       3.73           --        4.80        7/26/94

        Lehman Brothers California Municipal Bond Index 6    2.62        5.20         6.52        6.47         Note 5

        Lehman Brothers Aggregate Bond Index 7               1.82        6.66         7.34        7.44        7/26/94


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/94 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Please visit PhoenixInvestments.com for performance data current to the most recent month-end.


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

            Phoenix-Goodwin California
               Tax Exempt Bond Fund      Lehman Brothers California      Lehman Brothers
                      Class A              Municipal Bond Index 6    Aggregate Bond Index 7

04/29/1994            $ 9,525                      $10,000                   $10,000
04/28/1995            $10,129                      $10,687                   $10,731
04/30/1996            $10,830                      $11,565                   $11,659
04/30/1997            $11,432                      $12,372                   $12,485
04/30/1998            $12,442                      $13,583                   $13,847
04/30/1999            $13,179                      $14,598                   $14,716
04/28/2000            $12,892                      $14,395                   $14,901
04/30/2001            $14,042                      $15,814                   $16,747
04/30/2002            $15,085                      $16,966                   $18,059
04/30/2003            $16,320                      $18,329                   $19,950
04/30/2004            $16,435                      $18,809                   $20,313

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/04
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of bond holdings

Pre-Refunded               35%
General Obligation         27
Power                       8
General                     8
Water & Sewer               8
Development                 5
Multifamily                 3
Other                       6





1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.

5 Index information from 7/29/94 to 4/30/04.

6 The Lehman Brothers California Municipal Bond Index is a measure of long-term,
  investment-grade,   tax-exempt   California   municipal   bond  total   return
  performance. The index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total-return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  The  indexes  are  not  available  for  direct  investment:   therefore  their
  performance  does  not  reflect  the  expenses   associated  with  the  active
  management of an actual portfolio.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Goodwin California Tax Exempt Bond Fund

--------------------------------------------------------------------------------
     TEN LARGEST HOLDINGS AT APRIL 30, 2004 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
 1. Riverside County Single Family Revenue Series A
    7.80%, 5/1/21                                                           9.2%
 2. MSR Public Power Agency Series D
    6.75%, 7/1/20                                                           7.1%
 3. Los Angeles Wastewater System Series D
    4.70%, 11/1/17                                                          6.7%
 4. Huntington Park Redevelopment Agency
    Series A 8%, 12/1/19                                                    5.8%
 5. Walnut Valley Unified School District Series A
    0%, 8/1/19                                                              5.7%
 6. Anaheim Public Financing Authority Series C
    6%, 9/1/16                                                              5.2%
 7. Los Angeles Water and Power System
    Series A-A-2 5.375%, 7/1/21                                             3.6%
 8. Centinela Valley Unified High School
    District Series A 5.25%, 8/1/31                                         3.6%
 9. Los Angeles Community Redevelopment
    Agency Series A 6.55%, 1/1/27                                           3.3%
10. Pomona Unified School District G.O.
    Series C 5.60%, 8/1/12                                                  2.9%
--------------------------------------------------------------------------------

                          INVESTMENTS AT APRIL 30, 2004

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                            ---------   ------  -----------

MUNICIPAL TAX-EXEMPT BONDS--97.1%

AIRPORT REVENUE--1.8%
San Francisco City and County Airports
Commission 6.25%, 5/1/10 (FGIC Insured) ......   AAA    $1,000  $ 1,020,000

DEVELOPMENT REVENUE--4.6%
Los Angeles County Public Works
Financing Authority 5.50%, 10/1/12
(MBIA/IBC Insured) ...........................   AAA     1,500    1,650,975

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) ................   AAA     1,000    1,039,660
                                                                -----------
                                                                  2,690,635
                                                                -----------

EDUCATION REVENUE--1.8%
California Educational Facilities Authority
(University of Southern California)
5.50%, 10/1/27 ...............................   AA+     1,000    1,054,570

GENERAL OBLIGATION--25.8%
California State 5.50%, 4/1/08 (MBIA
Insured) .....................................   AAA     1,500    1,652,310

California State 5%, 2/1/20 ..................   BBB       750      751,297

Centinela Valley Unified High School District
Series A 5.25%, 8/1/31 (MBIA Insured) ........   AAA     2,000    2,098,880

Escondido Unified School District Series A
5.25%, 8/1/22 (FSA Insured) ..................   AAA     1,125    1,171,620


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                            ---------   ------  -----------

GENERAL OBLIGATION--CONTINUED
Los Angeles Unified School District Election
of 1997 Series E 5.125%, 1/1/27
(MBIA Insured) ...............................   AAA    $1,000  $ 1,008,970

Pomona California Certificates of Participation
5.50%, 6/1/28 (Ambac Insured) ................   AAA     1,365    1,433,386

San Diego Unified School District Series A
0%, 7/1/20 (FGIC Insured) ....................   AAA     2,120      920,674

Santa Clara Unified School District 5.50%,
7/1/20 (FGIC Insured) ........................   AAA     1,000    1,070,120

Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured) ...........   AAA     8,480    3,345,530

West Contra Costa Unified School District
Series A 5.45%, 2/1/18 (MBIA Insured) ........   AAA     1,435    1,595,074
                                                                -----------
                                                                 15,047,861
                                                                -----------

GENERAL REVENUE--8.0%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) .....................   AAA     2,600    3,037,710

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) .................   AAA     1,500    1,636,965
                                                                -----------
                                                                  4,674,675
                                                                -----------

MEDICAL REVENUE--1.8%
California State Public Works Board
Department of Mental Health (Coalinga
State Hospital) 5.50%, 6/1/16 ................   BBB-    1,000    1,059,840


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                            ---------   ------  -----------

MULTIFAMILY REVENUE--3.3%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27
(AMBAC/FHA Insured) ..........................   AAA    $1,890  $ 1,931,486

POWER REVENUE--8.1%
Los Angeles Water and Power System
Series A-A-2 5.375%, 7/1/21
(MBIA Insured) ...............................   AAA     2,000    2,117,240

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) .................   AAA     1,120    1,137,976

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 ...............................   BBB       500      529,195

Southern California Public Power Authority
5.50%, 7/1/20 ................................    A        915      919,209
                                                                -----------
                                                                  4,703,620
                                                                -----------

PRE-REFUNDED--34.2%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) .............................   NR        600      687,030

Hayward Hospital (St. Rose Hospital)
10%, 10/1/04(b) ..............................   AAA        85       88,069

Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV
MTGS Insured)(b) .............................   AAA     2,400    3,410,976

Los Angeles Harbor Department 7.60%,
10/1/18(b) ...................................   AAA     1,075    1,347,642

MSR Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) .....................   AAA     3,440    4,115,788

Northern California Power Agency 7.50%,
7/1/23, Prerefunded 7/1/21 @ 100
(AMBAC Insured) ..............................   AAA       195      258,552

Pomona Unified School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)(b) ..............   AAA     1,500    1,714,455


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                            ---------   ------  -----------

PRE-REFUNDED--CONTINUED
Riverside County Single Family Revenue
Series A 7.80%, 5/1/21 (GNMA
Collateralized)(b)(c) ........................   AAA    $4,000  $ 5,344,480

Riverside County Single Family Revenue
Series B 8.625%, 5/1/16 (GNMA
Collateralized)(b) ...........................   AAA       700      976,465

Sacramento Cogeneration Authority Project
6.375%, 7/1/10, Prerefunded 7/1/05 @102 ......   AAA       500      539,460

Torrance Hospital (Little Co. of Mary
Hospital) Series A 7.10%, 12/1/15
Prerefunded 12/1/05 @100 .....................   AAA     1,375    1,486,306
                                                                -----------
                                                                 19,969,223
                                                                -----------

WATER & SEWER REVENUE--7.7%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) .......................   AAA     1,070      580,764

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) ................   AAA     3,885    3,904,386
                                                                -----------
                                                                  4,485,150
                                                                -----------

---------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $52,810,837)                                    56,637,060
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $52,810,837)                                    56,637,060
---------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--2.2%

COMMERCIAL PAPER--2.2%
Marsh & McLennan Cos., Inc.
1.02%, 5/3/04 ................................   A-1+    1,290    1,289,927
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,289,927)                                      1,289,927
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $54,100,764)                                     57,926,987(a)


Other assets and liabilities, net--0.7%                             436,442
                                                                -----------
NET ASSETS--100.0%                                              $58,363,429
                                                                ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,118,539 and gross depreciation of $292,316 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $54,100,764.

(b) Escrowed to maturity.

(c) All or a portion segregated as collateral for futures contracts.

    At April 30, 2004, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets is as follows:
    California 97%. At April 30, 2004, 83% of the securities in the portfolio are backed by insurance of financial insitutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 37%, FGIC 12%, and GNMA 11%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

ASSETS
Investment securities at value
   (Identified cost $54,100,764)                                     $57,926,987
Cash                                                                       4,149
Receivables
   Interest                                                              912,958
   Fund shares sold                                                          283
Prepaid expenses                                                             441
                                                                     -----------
     Total assets                                                     58,844,818
                                                                     -----------
LIABILITIES
Payables
   Fund shares repurchased                                               254,920
   Dividend distributions                                                 94,484
   Professional fee                                                       32,574
   Investment advisory fee                                                21,928
   Variation margin for futures contracts                                 13,281
   Distribution and service fees                                          12,834
   Transfer agent fee                                                     10,340
   Financial agent fee                                                     7,693
   Trustees' fee                                                           4,689
Accrued expenses                                                          28,646
                                                                     -----------
     Total liabilities                                                   481,389
                                                                     -----------
NET ASSETS                                                           $58,363,429
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $54,232,219
Undistributed net investment income                                       30,056
Accumulated net realized gain                                             72,509
Net unrealized appreciation                                            4,028,645
                                                                     -----------
NET ASSETS                                                           $58,363,429
                                                                     ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $57,333,731)                    4,589,271
Net asset value per share                                                 $12.49
Offering price per share $12.49/(1-4.75%)                                 $13.11

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,029,698)                        82,269
Net asset value and offering price per share                              $12.52


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2004


INVESTMENT INCOME
Interest                                                            $ 3,131,180
                                                                    -----------
     Total investment income                                          3,131,180
                                                                    -----------
EXPENSES
Investment advisory fee                                                 288,928
Service fees, Class A                                                   157,096
Distribution and service fees, Class B                                   13,677
Financial agent fee                                                      77,350
Transfer agent                                                           60,677
Professional                                                             41,170
Registration                                                             40,568
Printing                                                                 28,090
Trustees                                                                 26,729
Custodian                                                                11,258
Miscellaneous                                                            26,893
                                                                    -----------
     Total expenses                                                     772,436
                                                                    -----------
NET INVESTMENT INCOME                                                 2,358,744
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        885,529
Net realized loss on futures contracts                                 (247,254)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (2,726,653)
Net change in unrealized appreciation (depreciation) on
   futures                                                              238,203
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (1,850,175)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   508,569
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Year Ended         Year Ended
                                                                                           4/30/04            4/30/03
                                                                                        ------------        -----------
FROM OPERATIONS
   Net investment income (loss)                                                         $  2,358,744        $ 2,761,263
   Net realized gain (loss)                                                                  638,275          1,634,264
   Net change in unrealized appreciation (depreciation)                                   (2,488,450)         1,234,379
                                                                                        ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               508,569          5,629,906
                                                                                        ------------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (2,289,082)        (2,659,499)
   Net investment income, Class B                                                            (39,606)           (54,219)
   Net realized short-term gains, Class A                                                         --            (28,163)
   Net realized short-term gains, Class B                                                         --               (689)
   Net realized long-term gains, Class A                                                    (593,160)        (1,852,786)
   Net realized long-term gains, Class B                                                     (12,078)           (45,327)
                                                                                        ------------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (2,933,926)        (4,640,683)
                                                                                        ------------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (58,740 and 141,463 shares, respectively)                   752,844          1,844,035
   Net asset value of shares issued from reinvestment of distributions
     (113,783 and 196,374 shares, respectively)                                            1,462,023          2,539,565
   Cost of shares repurchased (827,853 and 634,500 shares, respectively)                 (10,619,643)        (8,278,176)
                                                                                        ------------        -----------
Total                                                                                     (8,404,776)        (3,894,576)
                                                                                        ------------        -----------
CLASS B
   Proceeds from sales of shares (7,661 and 18,189 shares, respectively)                      99,803            237,485
   Net asset value of shares issued from reinvestment of distributions
     (823 and 2,594 shares, respectively)                                                     10,602             33,603
   Cost of shares repurchased (56,848 and 24,972 shares, respectively)                      (725,978)          (324,802)
                                                                                        ------------        -----------
Total                                                                                       (615,573)           (53,714)
                                                                                        ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (9,020,349)        (3,948,290)
                                                                                        ------------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (11,445,706)        (2,959,067)

NET ASSETS
   Beginning of period                                                                    69,809,135         72,768,202
                                                                                        ------------        -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $30,056 AND $0, RESPECTIVELY]                                                   $ 58,363,429        $69,809,135
                                                                                        ============        ===========

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                           CLASS A
                                                                 ---------------------------------------------------------

                                                                                      YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2004        2003         2002        2001         2000
Net asset value, beginning of period                              $12.99      $12.82       $12.53      $12.13       $13.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.48        0.50         0.54        0.57         0.60
   Net realized and unrealized gain (loss)                         (0.38)       0.51         0.38        0.50        (0.90)
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.10        1.01         0.92        1.07        (0.30)
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.47)      (0.49)       (0.54)      (0.57)       (0.60)
   Distributions from net realized gains                           (0.13)      (0.35)       (0.09)      (0.10)       (0.15)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.60)      (0.84)       (0.63)      (0.67)       (0.75)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                       (0.50)       0.17         0.29        0.40        (1.05)
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.49      $12.99       $12.82      $12.53       $12.13
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     0.71%       8.19%        7.43%       8.92%       (2.17)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $57,334     $68,109      $71,037     $75,675      $77,265

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.19%       1.09%(2)     1.10%(2)    1.07%(2)     1.10 %
   Net investment income                                            3.69%       3.84%        4.17%       4.52%        4.84 %
Portfolio turnover                                                    11%         27%          20%          3%          12 %


                                                                                           CLASS B
                                                                 ---------------------------------------------------------

                                                                                      YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2004        2003         2002        2001         2000
Net asset value, beginning of period                              $13.01      $12.84       $12.55      $12.14       $13.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.42        0.40         0.44        0.48         0.51
   Net realized and unrealized gain (loss)                         (0.41)       0.51         0.38        0.50        (0.91)
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01        0.91         0.82        0.98        (0.40)
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.37)      (0.39)       (0.44)      (0.47)       (0.51)
   Distributions from net realized gains                           (0.13)      (0.35)       (0.09)      (0.10)       (0.15)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.50)      (0.74)       (0.53)      (0.57)       (0.66)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                       (0.49)       0.17         0.29        0.41        (1.06)
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.52      $13.01       $12.84      $12.55       $12.14
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     0.05%       7.33%        6.62%       8.15%       (2.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $1,030      $1,700       $1,731      $1,790       $1,741

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.94%       1.84%(2)     1.85%(2)    1.82%(2)     1.85 %
   Net investment income                                            2.93%       3.09%        3.42%       3.77%        4.09 %
Portfolio turnover                                                    11%         27%          20%          3%          12 %

(1) Maximum sales charge is not reflected in total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004


1. ORGANIZATION

   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

   The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Under certain circumstances, shares of any Phooenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which, in determining value, utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004  (CONTINUED)


first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $2,029 for Class A shares and deferred sales charges of $4,498 for Class B shares for the period ended April 30, 2004. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class. PEPCO has advised the Fund of the following information for the period ended April 30, 2004, $17,195 was retained by the Distributor and $153,578 was paid to unaffiliated participants.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended April 30, 2004, the Trust paid PEPCO $77,350. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2004, transfer agent fees were $60,677 as reported in the Statement of Operations, of which PEPCO retained $7,116.


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2004, aggregated $6,598,987 and $15,958,530, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.


5. FUTURES CONTRACTS

   At April 30, 2004, the Fund had entered into futures contracts as follows:


                                                    Value of                             Net
                                      Number        Contracts         Market         Unrealized
                      Expiration        of            when           Value of       Appreciation
Description              Date        Contracts       Opened          Contracts     (Depreciation)
-----------           ----------     ---------    ------------     ------------    --------------
Ten Year U.S.
   Treasury
   Notes              June '04          10        $(1,155,391)     $(1,105,000)        $ 50,391
Twenty Year
   U.S. Treasury
   Bonds              June '04          20         (2,293,906)      (2,141,875)         152,031
                                       ----       -----------      -----------         --------
                                        30        $(3,449,297)     $(3,246,875)        $202,422
                                       ====       ===========      ===========         ========


6. ASSET CONCENTRATION

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.


7. FEDERAL INCOME TAX INFORMATION

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedule of investments) consist of undistributed ordinary income of $134,582 (which includes $30,056 of tax exempt income) and undistributed long-term capital gains of $170,405.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets include $2,279,335 of tax exempt income.


8. PROXY VOTING PROCEDURES (UNAUDITED)

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)


EXEMPT-INTEREST DIVIDENDS:

   For federal income tax purposes, 97.9% of the income dividends paid by the Fund qualify as exempt-interest dividends.

LONG-TERM CAPITAL GAINS:

   The Fund designated $771,952 as long-term capital gain dividends.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees and Shareholders of Phoenix-Goodwin California Tax Exempt Bond Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") at April 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PRICEWATERHOUSECOOPERS LLP



Boston, Massachusetts
June 18, 2004

FUND MANAGEMENT

   Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since          35           Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      1988.                              Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                                   Josiah Macy, Jr., Foundation (1975-present), Pace University
New York, NY 10178                                                (1978-present), New York Housing Partnership Development Corp.
DOB: 8/2/29                                                       (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice
                                                                  Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                  (1989-present). Chairman, Metropolitan Transportation Authority
                                                                  (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                  Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                  Insurance Company (1974-2002), Centennial Insurance Company
                                                                  (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                  Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                  Accuhealth (1994-2002), The Harlem Youth Development Foundation
                                                                  (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since          35           Currently retired.
The Flat, Elmore Court         1988.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Served since          24           Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way            2004.                              (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                         (1991-1999), Coutts & Co. Group (1944-1999) and Coutts & Co.
DOB: 3/28/30                                                      International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries            Served since          28           Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902       1995.                              Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
Naples, FL 34108                                                  Investment Partners, Ltd.
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Served since          25           Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.      1993.                              2001. Chairman (1995 to 2000) and Chief Executive Officer
736 Market Street, Ste. 1430                                      (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402                                             Director/Trustee, Evergreen Funds (six portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since          35           Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of          2001.                              (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since          35           Currently retired, Vice President, W.H. Reaves and Company
164 Laird Road                 1995.                              (investment management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans               Served since          24           President, Romans & Company (private investors and financial
39 S. Sheridan Road            2004.                              consultants) (1987-present). Trustee, Burnham Investors Trust (5
Lake Forest, IL 60045                                             portfolios) (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Served since          25           Managing Director, Northway Management Company (1998-present).
Northway Management Company    1988.                              Managing Director, Mullin Associates (1993-1998).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.         Served since          25           Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
200 Duke Street                1995.                              Compuware (1996-present) and WWF, Inc. (2000-present). President,
Alexandria, VA 22314                                              The Trust for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                      Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche         Served since          29           Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC     2002.                              Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                          Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin        Served since          71           Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46               1993.                              Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                  Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman                                                       Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                  Phoenix Investment Partners, Ltd. Director and Executive Vice
                                                                  President, The Phoenix Companies, Inc. (2000-2002). Director
                                                                  (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                                  Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                                  (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                                  and President (1990-2000), Phoenix Equity Planning Corporation.
                                                                  Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                                  Director (2001-2002) and President (April 2002-September 2002),
                                                                  Phoenix Investment Management Company. Director and Executive Vice
                                                                  President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                  (1995-2000) and Executive Vice President (1994-2002), PHL Variable
                                                                  Insurance Company. Director, Phoenix National Trust Holding
                                                                  Company (2001-2002). Director (1985-2002) and Vice President
                                                                  (1986-2002), PM Holdings, Inc. Director, W.S. Griffith Associates,
                                                                  Inc. (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                  W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates              Served since          30           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.   1993.                              Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                       Director, Wydown Group (consulting firm) (1994-present). Director,
   Management, Inc.                                               Investors Financial Service Corporation (1995-present), Investors
   50 Congress Street                                             Bank & Trust Corporation (1995-present), Plymouth Rubber Co.
   Suite 1000                                                     (1995-present), Stifel Financial (1996-present), Connecticut River
   Boston, MA 02109                                               Bank (1998-present), New Hampshire Charitable Foundation
   DOB: 5/31/46                                                   (2001-present), Trust Co. of New Hampshire (2002-present).
                                                                  Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                                  Chairman, Emerson Investment Management, Inc. (2000-present), Vice
                                                                  Chairman, Massachusetts Housing Partnership (1998-1999). Director,
                                                                  Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                                  Govett Funds (1991-2000), Command Systems, Inc. (1998-2000),
                                                                  Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                                  (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer           Executive Vice President          Executive Vice President (1999-present) Senior Vice President
DOB: 8/16/44               since 1993.                       (1995-1999), Chief Financial Officer (1995-present), Phoenix Investment
                                                             Partners, Ltd. Director (1998-present), Executive Vice President, Chief
                                                             Financial Officer and Treasurer (2000-present), Senior Vice President and Chief Financial Officer (1996-2000), Phoenix Equity Planning
                                                             Corporation. Director (1998-present), Senior Vice President, Chief
                                                             Financial Officer and Treasurer (1996-present), Phoenix Investment
                                                             Counsel, Inc. Director (2000-present), Executive Vice President
                                                             (2000-present), Treasurer (1996-present), Senior Vice President
                                                             (2000-2002), Duff & Phelps Investment Management Co. Executive Vice
                                                             President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry             Executive Vice President          Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52               since 1998.                       (1998-present), President, Phoenix Equity Planning Corporation
                                                             (2000-present). Executive Vice President, Phoenix Fund Complex
                                                             (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Treasurer since 1994.             Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                                Assistant Treasurer (2001-2003), Vice President, Operations
                                                             (2003-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                             Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth           Chief Legal Officer               Vice President and Insurance and Investment Products Counsel
One American Row           since 2003; Secretary             (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102         since 2002.                       Director (2003-present), President (2003-present), Assistant Secretary
DOB: 11/14/58                                                (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                             (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                             Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer
and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 742 (6/04)

ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that E. Virgil Conway is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,020 for 2003 and $28,020 for 2004.

Audit-related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2002.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,950 for 2003 and $7,950 for 2002.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2002.

    (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           The Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

           The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

    (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) N/A

                    (c) 100%

                    (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $78,806 for 2003 and $248,000 for 2002.

    (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Goodwin California Tax Exempt Bond Fund
             -----------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.